Debt, Convertible Notes, and Warrants	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc.
Debt, Convertible Notes, and Warrants
7.	Debt, Convertible Notes, and Warrants
Venture Loan Amendment
On June 21, 2019, the Company amended its 2017 loan Agreements with the Venture Lending & Leasing, Inc. (“Venture”), an affiliate of Western Technology Investment (the “Amendment”). Under the Amendment, the 2017 loans were bifurcated into two tranches: Tranche A, in an amount of $49.0 million, representing the remaining principal amount of the 2017 loans; and Tranche B, in an amount of $8.6 million, representing the 2017 loans prepayment penalty. Tranche A was paid in full upon the execution of the Amendment. Tranche B, consisting of two separate subordinated contract liability instruments of $4.3 million each (“Tranche B”), remained outstanding. The Tranche B loans bear no interest, have no maturity date or prepayment schedule, and are subordinate to SVB & Hercules Loan (defined below) for any enforcement of a security interest or lien. At the option of the lenders, the Tranche B loans can be converted into Series D convertible preferred stock at any time. In addition, the Tranche B loans include conversion features conditioned on future rounds of preferred equity financing, and bridge financing. The Company cannot prepay the Tranche B loans. The Tranche B loans shall become due and payable in full upon an Acceleration Event (as defined in the Tranche B loans), which includes an event of default, a change in control, an initial public offering and liquidity event. The Tranche B loans also include optional prepayment and conversion features contingent upon additional debt issuance by the Company. The Company elected to apply the fair value option to the outstanding Tranche B loans. As such, the Tranche B loans are recognized at fair value with changes in fair value recognized in the condensed consolidated statements of operations and comprehensive loss.
In July 2021, the Company amended certain terms of its Venture Tranche B loans and certain terms of the warrants issued to Venture to provide for, among other things, (i) an amendment to the definition of an initial public offering to include the acquisition of the Company by a SPAC, (ii) immediately prior to the consummation of an initial public offering, the automatic conversion of the outstanding principal under the notes into bridge financing securities and (iii) immediately prior to the consummation of an initial public offering, the automatic exchange of the warrants for shares of the Company securities. The form of bridge financing securities to be issued are substantially in the same form as the Company’s amended 2020 Convertible Notes and would result in such bridge financing securities being converted into shares of common stock immediately prior to the Business Combination at a conversion price equal to the lesser of (i) the Capped Price immediately prior to the closing of the Business Combination or (ii) 80% of the value of consideration payable for each share of Class A common stock provided for in the Business Combination.
The amended terms of the Venture Tranche B loans were not considered substantially different than the original terms of such loans. As such, the Tranche B loans continue to be recognized at fair value pursuant to the fair value option. The Tranche B loans are classified as a current liability and measured at fair value (see Note 4) at each reporting date. The fair value at October 31, 2021 reflects changes in fair value as a result of the July 2021 amendment.
Immediately prior to the Closing of the Business Combination, the Venture Tranche B loans converted into shares of the Company’s Class A Common Stock, see Note 1.
SVB & Hercules Loan
The Company has a Credit Agreement with SVB and Hercules for a $50 million secured loan with an interest rate of 11.0% per annum (the prime rate plus 5.5%, minimum of 11.0%). The loan matures in June 2022. With the proceeds, the Company paid back $49.0 million of senior secured debt (the 2017 loans above). In connection with the loan, the Company issued warrants to the lenders and their affiliates for the purchase of 685,320 shares of the Company’s Class A common stock with an exercise price of $0.00002 per share with an expiration date of June 2029. Under the terms of the agreement, the Company is required to make interest-only payments until the maturity date of June 21, 2022. This maturity date is subject to a springing maturity condition, whereby, if 91 days prior to the June 21, 2022 maturity date of the 2020 Convertible Notes, the outstanding 2020 Convertible Note have not been converted into equity securities, the SVB & Hercules Loan will become due and payable, including interest and fees. Due to this springing maturity provision, the SVB & Hercules Loan is classified as a current liability as of October 31, 2021.

On June 5, 2020, the Company obtained an additional $15 million secured loan from SVB and Hercules. The loan bears an interest rate of 11.0% per annum and matures on June 21, 2022, or 91 days prior to the maturity date of the 2020 Convertible Notes, described below, if the outstanding 2020 Convertible Notes have not been converted into equity securities. With the proceeds, the Company paid back $2.6 million, or 30% of the face value of Venture Tranche B. In connection with the loan, the Company issued warrants to the lenders and their affiliates for the purchase 250,780 shares of Class A common stock of the Company with an expiration date of June 2030.
Upon the Closing of the Business Combination, the outstanding principal, accrued interest and repayment fees of $67.1 million of the Credit Agreement with SVB and Hercules was repaid, see Note 1.
2020 Convertible Notes
During the year ended January 31, 2021, a Convertible Note and Warrant Purchase Agreement with certain investors, pursuant to which it sold warrants to purchase shares of Series D convertible preferred stock of the Company and unsecured convertible promissory notes (the “2020 Convertible Notes”). The 2020 Convertible Notes bear interest at a rate of 6.0% per annum, that compounds quarterly and matures on June 22, 2022. The principal amount of 2020 Convertible Notes issued is $71.1 million in aggregate. The Company issued warrants for the purchase of Series D convertible preferred stock, equal to 20% of the original principal amount of the notes, with an exercise price of $14.37544. The warrants expire on the tenth anniversary of the date of issuance. The number of shares of Series D convertible preferred stock issuable under the warrants is 989,528 in aggregate.
The 2020 Convertible Notes contain automatic conversion features in the event of the closing of the Company’s next sale of preferred stock occurring on or prior to the 2020 Convertible Notes’ maturity date resulting in gross proceeds in excess of at least $75.0 million (the “Next Equity Financing”). Upon closing of a Next Equity Financing, all outstanding principal and accrued interest under the 2020 Convertible Notes will automatically convert at a conversion price equal to the lesser of (i) 80% of the per share price received from investors in the Next Equity Financing and (ii) $2.5 billion divided by the Company’s capitalization (the “Capped Price”), immediately prior to the closing of the Next Equity Financing.
The 2020 Convertible Notes also contain an optional conversion feature upon an equity financing by the Company which does not constitute a Next Equity Financing (a
“Non-Qualified
Financing Conversion”). In the event of a
Non-Qualified
Financing Conversion, the 2020 Convertible Notes will be convertible at the option of the holder, into a series of capital stock issued in the
Non-Qualified
Financing at a conversion price equal to the lesser of (i) 80% of the per share price received from investors in the
Non-Qualified
Financing and (ii) the Capped Price.
In the event of a Change of Control, as defined in the 2020 Convertible Note agreement, prior to repayment in full and prior to the Next Equity Financing, at the option of the holder, either (i) the Company shall pay 200% of the then outstanding principal accrued interest, or (ii) shall convert into common stock of the Company at a conversion price equal to the Capped Price immediately prior to the closing of the Change of Control.
The Company elected to apply the fair value option to the outstanding 2020 Convertible Notes. As such, the 2020 Convertible Notes are recognized at fair value with changes in fair value recognized in the condensed consolidated statements of operations and comprehensive loss.
In July 2021, the Company amended certain terms of its 2020 Convertible Notes to provide for, among other things, the automatic conversion of the outstanding principal and accrued interest under the notes into shares of common stock immediately prior to the Business Combination. The conversion price in such event is equal to the lesser of (i) the Capped Price immediately prior to the closing of the Business Combination or (ii) 80% of the value of consideration payable for each share of Class A common stock provided for in the Business Combination transaction.
The amended terms of the 2020 Convertible Notes were not considered substantially different than the original terms of such notes. As such, the 2020 Convertible Notes continue to be recognized at fair value pursuant to the fair value option. The 2020 Convertible Notes are classified as a current liability and measured at fair value (Note 4) at each reporting date. The fair value at October 31, 2021 reflects changes in fair value as a result of the July 2021 amendment.
Immediately prior to the Closing of the Business Combination, the 2020 Convertible Notes converted into shares of the Company’s Class A Common Stock, see Note 1.
As of October 31, 2021, the Company is in compliance with the covenants associated with each of the Company’s debt and credit facilities.
A summary of the Company’s debt balance and outstanding convertible notes as of October 31, 2021 is as follows:

	Net Carrying Value
	Current	Long-term	Principal Balance	Contractual Interest Rate	Maturity Date
(in thousands, except percentages)
Venture Tranche B	$7,841	$—	$6,035	—%	n/a
2020 Convertible Notes	102,112	—	71,125	6.0%	June 22, 2022
SVB & Hercules Loan	64,972	—	66,950	11.0%	June 21, 2022
The following table presents the interest expense related to the contractual interest coupon, the amortization of debt issuance costs and the amortization of debt discounts:

	Nine Months Ended October 31,
(in thousands)	2021	2020
Contractual interest coupon	$5,422	$4,869
Amortization of debt issuance costs	679	583
Amortization of debt discounts	1,649	1,383
Debt extinguishment gain	—	(673)

Total interest expense and extinguishment loss	$7,750	$6,162

As of October 31, 2021, future payments related to loan principal amounts due per fiscal year are as follows:

(in thousands)
Remainder of 2022:
2022	$—
2023	138,075
2024	—
2025	—
2026	—

Total loan principal due	138,075
Add: Venture Tranche B, principal balance	6,035
Add : Change in fair value of liabilities	35,390
Less: Amount representing discount accretion and warrant issued	(4,575)

Net carrying value of debt	$174,925

A summary of warrants issued in connection with the Company’s debt and convertible note agreements and outstanding as of October 31, 2021 is as follows:

	Number of Warrants Outstanding	Number of Warrants Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)
Warrants to purchase Class A Common Stock	936,100	936,100	$0.004	7.90
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010	5.030	3.33
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	1,476,468	14.375	7.77

8.	Debt, Convertible Notes, and Warrants
Venture Loans
In November 2014, the Company entered into a secured term loan agreement with Venture Lending & Leasing, Inc. (“
Venture
”), an affiliate of Western Technology Investment, for a $25.0 million loan with an interest rate of 11.0% per annum (the prime rate plus 7.75%, minimum of 11.0%). The Company drew the full amount under the loan agreement, which was fully repaid in March 2019. Loan fees associated with entering into the agreement were not material.
In connection with the loan, the Company issued warrants to Venture for the purchase of up to 497,010 shares of Series B convertible preferred stock . The terms and conditions of the warrants are dependent upon future rounds of preferred financing for which the exercise price is either the price per share of the Company’s Series B convertible preferred stock issued (Note 10), or the price for preferred stock in subsequent fundraising rounds, at Venture’s option (the price payable is subject to adjustment for certain events such as the subdivision or combination of common stock, if dividends are declared by the Company, or if there is a change of control of the Company). The warrants may be exercised by Venture at any time until March 1, 2025, unless all other preferred stock issued by the Company has been converted into common stock, in which case the warrants automatically convert into common stock at a price not less than $14.3754 per share. Venture is also able to exercise the warrants on a cashless or “net issuance” basis in return for a reduced preferred stock allocation. The proceeds of the debt issuance were allocated first to the warrants based on their fair value with the residual proceeds being allocated to debt. The difference between debt proceeds and the amount of those proceeds allocated to debt gave rise to a debt discount of $0.6 million which is being amortized as interest expense over the term of the loan using the effective interest method.
In May 2017, the Company entered into two additional secured term loan agreements (“
2017 loans
”) with Venture for loan amounts of $25.0 million each. Each loan bore an interest rate of 11.0% per annum. The Company drew down $25.0 million ($12.5 million from each of the two 2017 loans) in May 2017 which matures in November 2021, with the remaining $25.0 million ($12.5 million from each of the two 2017 loans) which matures in August 2022 drawn down in February 2018. Loan fees associated with entering into the agreement were not material.
Under the terms of the 2017 loan agreements, the Company was required to make majority interest-only payments until May 2019 (with nominal amounts for principal repayments) for the first $25.0 million that was drawn down in May 2017 and majority interest-only payments until February 2020 (with nominal amounts for principal repayments) for the remaining $25.0 million that was drawn in February 2018.

Material repayment of the principal amount outstanding for the first $25.0 million drawn was to begin in June 2019, payable in thirty monthly installments; and repayment of the remaining $25.0 million drawn was to begin in March 2020, also payable in thirty monthly installments.
In connection with the 2017 loans, the Company issued warrants to Venture for the purchase of up to 243,470 and 243,470 shares of Series D convertible preferred stock for the loan amounts drawn in 2018 and 2017, respectively. The terms and conditions of the warrants are dependent upon future rounds of preferred equity financing for which the exercise price is either the price per share of the Company’s Series D convertible preferred stock issued (Note 10), or the price for preferred stock in subsequent fundraising rounds, at Venture’s option (the price payable is subject to adjustment for certain events such as the subdivision or combination of common stock, if dividends are declared by the Company, or if there is a change of control of the Company). The warrants may be exercised by Venture at any time until April 1, 2028, unless all other preferred stock issued by the Company has been converted into common stock, in which case the warrants automatically convert into common stock at a price not less than $14.3754 per share. Venture is also able to exercise the warrants on a cashless or “net issuance” basis in return for a reduced preferred stock allocation. The proceeds of debt issuance were allocated first to the warrants based on their fair value with the residual proceeds being allocated to debt. The difference between debt proceeds and the amount of those proceeds allocated to debt gave rise to a debt discount of $0.6 million and $0.6 million for the amounts drawn in 2018 and 2017, respectively (which is being amortized as interest expense over the terms of the 2017 loans using the effective interest method).
Borrowings under the loans from Venture were collateralized by certain assets of the Company, including its internally developed technology. The Venture loan agreements included customary events of default including failure to pay amounts due, breaches of covenants and warranties, certain judgments and judicial actions against the Company, material adverse effect events, cross default and insolvency. If an event of default occurs, Venture could require immediate repayment of all amounts due.
In June 2019, the Company paid the remaining $49.0 million of outstanding balance of the 2017 loans from Venture in cash. In connection with the repayment, the Company issued subordinated debt to Venture (“
Tranche B
”, see below) representing a prepayment penalty, with a nominal value and a fair value of the debt upon issuance of $8.6 million and $11.0 million, respectively. As a result, the Company recognized $11.5 million of debt extinguishment loss, representing the unamortized debt discount balance of $0.5 million, as well as the fair value of the subordinated debt of $11.0 million and the amount was included in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended January 31, 2020.
Venture Loan Amendment
On June 21, 2019, the Company amended the 2017 loan Agreements with the Venture (“
Amendment
”). Under the Amendment, the 2017 loans were bifurcated into two tranches: Tranche A, in an amount of $49.0 million, representing the remaining principal amount of the 2017 loans; and Tranche B, in an amount of $8.6 million, representing the 2017 loans prepayment penalty. Tranche A was paid in full upon the execution of the Amendment. Tranche B, consisting of two separate subordinated contract liability instruments of $4.3 million each (“
Tranche B
”), remained outstanding. The Tranche B loans bear no interest, have no maturity date or prepayment schedule, and are subordinate to SVB & Hercules Loan (defined below) for any enforcement of a security interest or lien. At the option of the lenders, the Tranche B loans can be converted into Series D convertible preferred stock at any time. In addition, the Tranche B loans include conversion features conditioned on future rounds of preferred equity financing, and bridge financing. The Company cannot prepay the Tranche B loans. The Tranche B loans shall become due and payable in full upon an Acceleration Event (as defined in the Tranche B loans), which includes an event of default, a change in control, an initial public offering and liquidity event. The Tranche B loans also include optional prepayment and conversion features contingent upon additional debt issuance by the Company. The Company elected to apply the fair value option to the outstanding Tranche B loans. The Tranche B loans are classified as a current liability and were measured at a fair value of $10.9 million at issuance (Note 4). Changes in fair value are subsequently recognized in the consolidated statements of operations and comprehensive loss.
During the year ended January 31, 2021, the Company repaid $2.6 million of the Venture Tranche B and recognized debt extinguishment gain of $0.7 million, which represents a difference between the par amount of the repaid principle of the Venture Tranche B and the respective fair value upon repayment.
SVB & Hercules Loan
On June 21, 2019, the Company entered into a Credit Agreement with SVB and Hercules for a $50 million secured loan with an interest rate of 11.0% per annum (the prime rate plus 5.5%, minimum of 11.0%). The loan matures in June 2022. With the proceeds, the Company paid back $49.0 million of senior secured debt (the 2017 loans above). In connection with the loan, the Company issued warrants to the lenders and their affiliates for the purchase of 685,320 shares of the Company’s Class A common stock with an exercise price of $0.00002 per share with an expiration date of June 2029. Under the terms of the agreement, the Company is required to make interest-only payments until the maturity date of June 21, 2022. This maturity date is subject to a springing maturity condition, whereby, if 91 days prior to the June 21, 2022 maturity date of the 2020 Convertible Notes, the outstanding 2020 Convertible Notes have not been converted into equity securities, the SVB & Hercules Loan will become due and payable, including interest and fees.
The Company incurred $0.3 million of loan fees associated with its entry into the agreement and accrued $1.5 million of final loan fees payable upon maturity. The proceeds of debt issuance were allocated between debt and the warrants based on their relative fair value. The difference between debt proceeds and the amount of those proceeds allocated to debt gave rise to a debt discount of $4.2 million. The discount amount due to the warrant of $4.2 million along with the total loan fees of $1.8 million is being amortized as interest expense through maturity using the effective interest method.
On June 5, 2020, the Company obtained an additional $15 million secured loan from SVB and Hercules. The loan bears an interest rate of 11.0% per annum and matures on June 21, 2022, or 91 days prior to the maturity date of the 2020 Convertible Notes, described below, if the outstanding 2020 Convertible Notes have not been converted into equity securities. With the proceeds, the Company paid back $2.6 million, or 30% of the face value of Venture Tranche B. In connection with the loan, the Company issued warrants to the lenders and their affiliates for the purchase 250,780 shares of Class A common stock of the Company with an expiration date of June 2030.
The proceeds of debt issuance were allocated between debt and the warrants based on their relative fair value. The difference between debt proceeds and the amount of those proceeds allocated to debt gave rise to a debt discount of $1.6 million. The discount amount due to the warrant of $1.6 million along with the total loan fees of $0.6 million is being amortized as interest expense through maturity using the effective interest method.
2020 Convertible Notes
During the year ended January 31, 2021, the Company entered into Stock Purchase Warrant Agreement and Convertible Promissory Note Agreements with certain investors, (the “
2020 Convertible Notes
”). The 2020 Convertible Notes bear interest at a rate of 6.0% per annum, that compounds quarterly and matures on

June 22, 2022. The principal amount of 2020 Convertible Notes issued is $71.1 million in aggregate. The Company issued warrants for the purchase of Series D convertible preferred stock, equal to 20% of the original principal amount of the notes, with an exercise price of $14.37544. The warrants expire on the tenth anniversary of the date of issuance. The number of shares of Series D convertible preferred stock issuable under the warrants is 989,528 in aggregate.
The 2020 Convertible Notes contain automatic conversion features in the event of the closing of the Company’s next sale of preferred stock occurring on or prior to the 2020 Convertible Notes’ maturity date resulting in gross proceeds in excess of at least $75.0 million, (the “
Next Equity Financing
”). Upon closing of a Next Equity Financing, all outstanding principal and accrued interest under the 2020 Convertible Notes will automatically convert at a conversion price equal to the lesser of (i) 80% of the per share price received from investors in the Next Equity Financing and (ii) $2.5 billion divided by the Company’s capitalization (the “
Capped Price
”), immediately prior to the closing of the Next Equity Financing.
The 2020 Convertible Notes also contain an optional conversion feature upon an equity financing by the Company which does not constitute a Next Equity Financing (a “
Non-Qualified
Financing Conversion
”). In the event of a
Non-Qualified
Financing Conversion, the 2020 Convertible Notes will be convertible at the option of the holder, into a series of capital stock issued in the Non-Qualified Financing at a conversion price equal to the lesser of (i) 80% of the per share price received from investors in the
Non-Qualified
Financing and (ii) the Capped Price.
In the event of a Change of Control, as defined in the 2020 Convertible Note agreement, prior to repayment in full and prior to the Next Equity Financing, at the option of the holder, either (i) the Company shall pay 200% of the then outstanding principal accrued interest, or (ii) shall convert into common stock of the Company at a conversion price equal to the Capped Price immediately prior to the closing of the Change of Control.
The Company elected to apply the fair value option to the outstanding 2020 Convertible Notes. As such, the 2020 Convertible Notes are recognized at fair value with changes in fair value recognized in the condensed consolidated statements of operations and comprehensive loss.
The Credit Agreement with SVB and Hercules requires the Company to deliver audited financial statements that do not contain an explanatory paragraph regarding “going concern”. The Company executed a letter with SVB and Hercules in which SVB and Hercules have agreed to waive any purported breach of the debt agreement with respect to the Company’s delivery of audited financial statements for the fiscal year ended January 31, 2021. As of January 31, 2021, the Company is in compliance with, or had received appropriate waivers for, the covenants associated with each of the Company’s debt and credit facilities.
A summary of the Company’s debt balance and outstanding convertible notes as of January 31, 2021 is as follows:

	Net Carrying Value
	Current	Long-term	Principal Balance	Contractual Interest Rate	Maturity Date
(in thousands, except percentages)
Venture Tranche B	$8,244	—	$6,035	—	n/a
2020 Convertible Notes	—	$92,968	$71,125	6%	6/22/2022
SVB & Hercules Loan	—	$62,644	$66,950	11%	6/21/2022

The following table presents the interest expense related to the contractual interest coupon, the amortization of debt issuance costs, the
amortization of debt discounts and loss (gain) on extinguishment of debt:

	Year Ended January 31,
(in thousands)	2021	2020
Contractual interest coupon	$6,697	$5,554
Amortization of debt issuance costs	811	402
Amortization of debt discounts	1,939	990
Debt extinguishment (gain) loss	(673)	11,529

Total interest expense and extinguishment (gain) loss	$8,774	$18,475

Future payments related to loan principal amounts due per fiscal year are as follows:

(in thousands)
2022	$—
2023	138,075
2024	—
2025	—
2026	—

Total loan principal due	138,075
Add: Venture Tranche B, principal balance	6,035
Add : Change in fair value of liabilities	26,648
Less: Amount representing discount accretion and warrant issued	(6,902)

Net carrying value of debt	$163,856

A summary of warrants issued in connection with the above transactions and outstanding as of January 31, 2021 is as follows:

	Number of Warrants Outstanding	Number of Warrants Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Term (in Years)
Warrants to purchase Class A Common Stock	936,100	936,100	$0.004	8.65
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010	$5.030	4.08
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	1,476,468	$14.375	8.52